                                                                                              American Skandia Life
                                                                                              Assurance Corporation
                                                                                                One Corporate Drive
                                                                                                       P.O. Box 883
                                                                                            Shelton, CT  06484-0883
                                                                                          Telephone: (203) 925-1888
                                                                                                FAX: (203) 925-6932

Writer's Direct Dial (203) 402-1279

May 1, 2002

VIA EDGAR SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Definitive Prospectus Filing Pursuant to Rule 497(j)
                  Registration No. 333-49478
                  Investment Company Act No. 811-05438

Dear Sir/Madam:

In accordance with paragraph (j) of Rule 497 of the Securities Act of 1933, we certify that: (1) the form of
Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule
497 would not have differed from that contained in the most recent registration statement or amendment, and (2)
the text of the most recent registration statement or amendment has been filed electronically.

This certification is in lieu of filing a separate definitive prospectus and statement of additional information in connection with the above-referenced registration statement in accordance with Rule 497(c).

Sincerely,

/s/ Marta A. Collins

Marta A. Collins, Esq.

cc:      Patrick Scott, Esq.

AS Apex